Subsequent Events (Details Narrative)											1 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Oct. 01, 2024 shares	Sep. 24, 2024 USD ($) $ / shares shares	Aug. 30, 2024 USD ($) shares	Jul. 25, 2024 USD ($) $ / shares shares	Jul. 23, 2024 USD ($) $ / shares shares	Jun. 17, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($) $ / shares shares	Nov. 07, 2023 $ / shares shares	Nov. 07, 2023 $ / shares shares	Jan. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) $ / shares shares		Oct. 08, 2024	Jun. 14, 2024 $ / shares shares	Dec. 31, 2021 $ / shares
Subsequent Event [Line Items]
Issuance of Series A-2 Preferred Stock. shares | shares									20,000,000	543,057	277,778
Gross proceeds from related party loans													$ 400,000	$ 954,000
Business combination, consideration underwriting commission													8.00%	8.00%			8.00%
Proceeds form convertible notes							$ 4,500,000								$ 3,875,000		$ 4,175,000	[1]	$ 5,140,000	[2]
Warrants outstanding | shares							50,000		3,859,464	3,859,464			14,380,958	12,181,019,000	12,181,019		12,181,019,000		2,367,607,000
Warrant exercise price | $ / shares							$ 1.20						$ 1.20						$ 1.00				$ 0.10
Proceeds from issuance of private placement													$ 6,270,000
Shares issued | shares													28,175,172	23,572,232			23,572,232		4,033,170
Share price | $ / shares													$ 10.00
Share issued price | $ / shares									$ 10.00	$ 10.00
Shares outstanding | shares													27,987,427	23,572,232			23,572,232		4,033,170
Principal amount
Shares exerciseable | shares																	613,510,000		6,648,000
Warrant [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares									543,057	543,057
Related Party [Member]
Subsequent Event [Line Items]
Gross proceeds from related party loans												$ 1,600,000
Debt conversion price | $ / shares												$ 0.7535
Non convertible loans													$ 1,600,000
Forecast [Member]
Subsequent Event [Line Items]
Issuance of Series A-2 Preferred Stock. shares | shares		1,918,591		1,297,059	1,297,059	500,000
Bought back shares of Common Stock | shares																187,745
Warrants outstanding | shares																						50,000
Warrant exercise price | $ / shares				$ 1.0278	$ 1.0278																	$ 1.20
Proceeds from issuance of private placement		$ 1,700,000		$ 4,600,000	$ 4,600,000
Sale of share price | $ / shares		$ 0.65		$ 1.0278	$ 1.0278
Warrants outstanding				$ 1,323,530	$ 1,323,530
Shares issued | shares				2,301,791	2,301,791
Share price | $ / shares				$ 0.85	$ 0.85
Share issued price | $ / shares				$ 0.0001	$ 0.0001
Proceeds from issuance of common stock						$ 25,000,000.0
Equity purchase agreement description						Each advance may not exceed the greater of 500,000 shares and 100% of the average daily volume traded of the Common Stock during the five trading days immediately prior to requested advance. The shares would be purchased at a price equal to 97% of the Market Price as defined in the SEPA. The Company may establish a minimum acceptable price in each advance below which the Company will not be obligated to make any sales to Yorkville
Shares outstanding voting percentage						4.99%
Shares outstanding | shares						4,767,616
Sale of stock percentage						19.99%
Structuring fees						$ 25,000
Commitment fees						500,000
Monthly shares			$ 12,000
Restricted stock units | shares			100,000
Restricted stock units issued | shares	45,000
Forecast [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares		$ 0.325
Warrants exercisable | shares		133,095
Forecast [Member] | Prefunded Warrants [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares		$ 0.65
Share issued price | $ / shares		$ 0.0001
Warrants exercisable | shares		743,314
Forecast [Member] | Related Party [Member]
Subsequent Event [Line Items]
Gross proceeds from related party loans																$ 2,000,000.0
Loans converted into common stock																$ 1,600,000
Debt conversion price | $ / shares																$ 0.7535
Non convertible loans																$ 400,000
Business combination, consideration underwriting commission																8.00%
Non convertible loans repaid																$ 200,000
Forecast [Member] | Kingwood Capital Partners LLC [Member]
Subsequent Event [Line Items]
Business combination, consideration underwriting commission																$ 3,000,000.0
Forecast [Member] | EF Hutton [Member]
Subsequent Event [Line Items]
Issuance of Series A-2 Preferred Stock. shares | shares																256,944
Forecast [Member] | Kingwood Capital Partners LLC [Member]
Subsequent Event [Line Items]
Issuance of Series A-2 Preferred Stock. shares | shares																20,834
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds form convertible notes													14,200,000				$ 14,200,000
Convertible Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Proceeds form convertible notes													$ 12,300,000				$ 12,300,000
Convertible Promissory Note [Member] | Forecast [Member]
Subsequent Event [Line Items]
Principal amount						$ 1,500,000
Debt instrument description						The Yorkville Promissory Note is due on June 18, 2025, and interest shall accrue at an annual rate equal to 0%, subject to an increase to 18% upon an event of default as described in the Yorkville Promissory Note.
Description of promissory note						(a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily VWAP of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect
Floor price | $ / shares						0.28
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt default interest rate	18.00%
Proceeds form convertible notes							$ 4,500,000
Share price | $ / shares								$ 1.00
Monthly shares								$ 12,000
Shares exerciseable | shares								147,000
Subsequent Event [Member] | Ms Coonse Mc Craw [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted | shares	45,000
Subsequent Event [Member] | Mr Clarke [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted | shares	45,000
Subsequent Event [Member] | Yorkville Note [Member]
Subsequent Event [Line Items]
Payment premium percentage on principal amount																					10.00%
Debt default interest rate																					18.00%

[1]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[2]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).